Accumulated other comprehensive result	12 Months Ended
Dec. 31, 2022
Accumulated other comprehensive income (loss)
Accumulated other comprehensive result

23.         Accumulated other comprehensive income (loss).

Accumulated other comprehensive income (loss) is as follows:

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2020	Ps.	(4,340)	Ps.	8,534	Ps.	4,194
Movements of the year		(13,039)		3,912		(9,127)
Balance as of December 31, 2020		(17,379)		12,446		(4,933)
Movements of the year		4,281		(1,284)		2,997
Balance as of December 31, 2021		(13,098)		11,162		(1,936)
Movements of the year		21,258		(6,377)		14,881
Balance as of December 31, 2022	Ps.	8,160	Ps.	4,785	Ps.	12,945

Labor obligations generate the effect of actuarial gains or losses.